Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents And Restricted Cash
Cash and cash equivalents and restricted cash
(7)	Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Cash on hand and bank deposits	$490,657	$365,610
Demand and term deposits (1)	18,325	10,143

Cash and cash equivalents	508,982	375,753
Restricted cash (2)	5,465	5,371

Cash and cash equivalents and restricted cash	$514,447	$381,124

(1)	As of December 31, 2017 and 2016, within the cash equivalents, there are demand and term deposits that amounted to $ 18,325 and $ 10,143, respectively. The use of term deposits depends on the cash requirements of the Company. As of December 31, 2017, term deposits accrue annual interest rates between 3.77% and 5.52% in Colombian pesos and between 2.10% and 6.50% in dollars. As of December 31, 2016, term deposits accrue annual interest rates between 6.66% and 11.97% in dollars and between 0.20% and 6.50% in Colombian pesos.
(2)	As of December 31, 2017, the restricted cash includes resources in separately administered funds, which have a specific destination in relation to the object for which they were constituted, they consist among others in the payment of capital and interests to the bondholders.